Guarantees - Additional Information (Detail) (Asset Value Guarantees, USD $) In Millions, unless otherwise specified	Jan. 31, 2013	Apr. 30, 2012	Apr. 30, 2011
Asset Value Guarantees
Guarantor Obligations [Line Items]
Company's exposure under asset value guarantees	$ 228.1	$ 223.0	$ 198.4